LIQUIDITY	12 Months Ended
Sep. 30, 2023
Liquidity
LIQUIDITY

NOTE 3— LIQUIDITY

As reflected in the Company’s consolidated financial statements, the Company is currently constructing two new manufacturing plants. As of September 30, 2023, the Company had future minimum capital expenditure commitment on its construction-in-progress (“CIP”) project of approximately $5.0 million within the next twelve months. The Company’s Yumen project is estimated to be completed in December 2024. The Company also had unpaid tax liabilities of approximately $2.7 million, which are expected to be settled with local tax authorities within one year. As a result, there is a possibility that the Company’s revenue and cash flows may underperform in the next 12 months.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. In June 2021, the Company closed its initial public offering and received net proceeds of approximately $11.3 million (see Note 1 and Note 14). On January 17, 2023, the Company closed a private offering of ordinary shares and received subscription net proceeds of $2.0 million (see Note 14).

As of September 30, 2023, the Company had cash on hand of $112,751. The Company also had outstanding accounts receivable of approximately $4.6 million, of which approximately $3.5 million or 75.8% has been subsequently collected as of the date of this filing. As of September 30, 2023, the Company had outstanding bank loans of approximately $3.8 million from several PRC banks (including short-term bank loans of $2.5 million, current portion of long-term bank loans of approximately $0.4 million and long-term loan of $0.9 million). Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. In addition to the current borrowings, from December 2022 to January 2023, the Company secured an aggregate of $1.7 million of short-term loans with PRC banks as working capital loan (see Note 19).

Based on the current operating plan, management believes that the above-mentioned measures, including cash on hand of $112,751, $2.0 million net proceeds from private offering of ordinary shares in January 2023 and the $1.7 million of short-term loans, collectively will provide sufficient liquidity for the Company to settle the tax liabilities, to meet its future liquidity and capital expenditure requirement on the CIP projects for at least 12 months from the date the Company’s consolidated financial statements are issued.